Stock Based Compensation - Performance Share Units - Additional Information (Detail) - PSU	3 Months Ended				6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of information relative to Performance Share Units [line items]
Number of performance share units granted	1,590	218,670	730	196,160		10,330
Performance share units (PSUs) [member]
Disclosure of information relative to Performance Share Units [line items]
PSUs vesting period					3 years
Number of performance share units granted	1,590		730		220,260		196,890
Performance share units (PSUs) [member] | Bottom of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors					0.00%
Performance share units (PSUs) [member] | Top of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors					200.00%